Note 19 - Other Charges	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
Note
19
- Other Charges

Other charges are comprised of acquisition-related costs and restructuring initiatives which have been undertaken from time to time under various restructuring plans. Acquisition-related costs primarily include retention bonuses to employees joining by way of an acquisition, advisory services, brokerage services and administrative costs, and collectively relate to completed and prospective acquisitions.

The following tables shows the components of other charges as follows:

Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Acquisition-related costs	3,019	1,416	1,666
Fiscal 2017 restructuring plan	427	-	-
Fiscal 2015 restructuring plan	9	50	715
Other restructuring plans	-	26	99
Executive departure charges	-	-	396
	3,455	1,492	2,876

Fiscal
2017
Restructuring Plan

In the
third
quarter of
2017,
management approved and began to implement the fiscal
2017
restructuring plan to reduce operating expenses and increase operating margins. To date,
$0.4
million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges and office closure costs. This plan is substantially complete with a nominal amount of further expected costs.

The following table shows the changes in the restructuring provision for the fiscal
2017
restructuring plan.

	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2016	-	-	-
Accruals and adjustments	309	118	427
Cash draw downs	(308)	(30)	(338)
Foreign exchange	(1)	-	(1)
Balance at January 31, 2017	-	88	88

Fiscal
2015
Restructuring Plan

In the
fourth
quarter of
2015,
management approved and began to implement the fiscal
2015
restructuring plan to reduce operating expenses and increase operating margins. To date,
$0.8
million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges, office closure costs and other costs. This plan is complete with no further expected costs.

The following table shows the changes in the restructuring provision for the fiscal
2015
restructuring plan.

	Workforce Reduction	Office Closure Costs	Other Costs	Total
Balance at January 31, 2015	226	220	-	446
Accruals and adjustments	24	14	12	50
Cash draw downs	(250)	(93)	(12)	(355)
Balance at January 31, 2016	-	141	-	141
Accruals and adjustments	-	9	-	9
Cash draw downs	-	(89)	-	(89)
Balance at January 31, 2017	-	61	-	61